Label	Element	Value
Technology Portfolio | Technology Portfolio - Class P shares
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Technology Portfolio
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock	The Fund may lend its portfolio holdings to certain financial institutions.
Technology Portfolio | Technology Portfolio - Class P shares | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.